LEASES - Net investment in sales-type leases (Details) ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
LEASES
Gross lease receivables	₫ 776,193	$ 30,983,275	₫ 1,642,125
Received cash	(128,232)	(5,118,633)	(203,199)
Unearned interest income	(156,283)	(6,238,344)	(279,473)
Allowance for losses	(249,156)	(9,945,553)
Net investment in sales-type leases	242,522	9,680,744	1,159,453
Current net investment in sales-type lease	16,648	664,538	134,713
Non-current net investment in sales-type lease	₫ 225,874	$ 9,016,206	₫ 1,024,740